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QUARTERLY REPORT

T-REX 2X LONG NVIDIA DAILY TARGET ETF

Schedule of InvestmentsSeptember 30, 2025 (unaudited)

Other Assets, Net of Liabilities - 100.00%(A)	$654,999,460
TOTAL NET ASSETS - 100.00%	$ 654,999,460

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Marex Prime Services	NVIDIA Corp.	Receive	OBFR01(B) +500bps	Monthly	11/4/25	$170,935,827	$8,804,230
TD Cowen	NVIDIA Corp.	Receive	OBFR01(B) +300bps	Monthly	3/26/26	192,271,436	67,869,450
Natixis	NVIDIA Corp.	Receive	OBFR01(B) +3500bps	Monthly	4/20/26	310,402,138	45,350,705
Clear Street Derivatives, LLC.	NVIDIA Corp.	Receive	OBFR01(B) +300bps	Quarterly	7/31/26	4,664,500	276,750
CF Secured, LLC.	NVIDIA Corp.	Receive	OBFR01(B) +300bps	Monthly	10/6/26	328,976,737	28,888,917
Clear Street Derivatives LLC.	NVIDIA Corp.	Receive	OBFR01(B) +500bps	Quarterly	12/8/26	302,858,335	25,534,063
TOTAL RETURN SWAP CONTRACTS						$310,108,973	$176,724,115

(A)Includes cash which is being held as collateral for total return swap contracts.

(B)OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

QUARTERLY REPORT

T-REX 2X LONG NVIDIA DAILY TARGET ETF

Schedule of Investments - continuedSeptember 30, 2025 (unaudited)

The following summarizes the inputs used to value the Fund’s investments as of September 30, 2025:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Assets
Net Unrealized Appreciation of Total Return Swap Contracts	$—	$176,724,115	$—	$176,724,115
	$—	$176,724,115	$—	$176,724,115